Operating performance, Earnings per Share (Details) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2024 $ / shares [2]	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2023 AUD ($) $ / shares shares	Jun. 30, 2022 AUD ($) $ / shares shares
Earnings used in calculating earnings per share [Abstract]
Earnings/(loss) for the purposes of basic earnings per share being loss for the year			$ (221,083)	$ (79,223)	$ (47,821)
Effect of dilutive potential ordinary shares			0	0	0
Earnings/(loss) for the purposes of diluted earnings per share			$ (221,083)	$ (79,223)	$ (47,821)
Weighted average number of shares [Abstract]
Weighted average number of ordinary shares for the purposes of basic earnings per share (in shares) | shares	[1]		1,880	1,338	1,322
Loss per share basic (in dollars per share) | (per share)		$ (77.9)	$ (117.61)	$ (59.2)	$ (36.17)
Loss per share diluted (in dollars per share) | (per share)		$ (77.9)	$ (117.61)	$ (59.2)	$ (36.17)
Comparative period exchange rate			0.00642	0.00642	0.00642

[1]	The comparative periods were restated by the exchange ratio of 0.00642 as established in the Transaction as described in Note 6.7. The exchange ratio was applied to the number of shares to calculate the adjusted weighted average shares.
[2]	Refer to Note 1.7 Convenience translation into U.S. dollars